Income Taxes (Details) - Schedule of deferred tax assets - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred tax assets [Abstract]
Net operating loss carryforwards	$ 5,605,200	$ 4,060,346
Accruals and Reserves	1,959	1,527
Stock Compensation	158,010	59,641
Operating Lease Liability	171,274	31,630
Other	603,678	462,195
Gross deferred tax assets	6,540,121	4,615,339
Less: Valuation Allowance	(6,257,691)	(4,487,748)
Net Deferred tax assets	282,430	127,591
Deferred tax liabilities:
Depreciation and Amortization	(111,156)	(95,961)
Right of Use Asset	(171,274)	(31,630)
Total Deferred Tax Assets: